SCHEDULE OF CASH AND CASH EQUIVALENT (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value measurement of assets [line items]
Cash at bank and in hand	$ 826,848	$ 4,045,381
GBP [Member]
Disclosure of fair value measurement of assets [line items]
Cash at bank and in hand	275,342	471,974
Euro Member Countries, Euro
Disclosure of fair value measurement of assets [line items]
Cash at bank and in hand	898
USD [member]
Disclosure of fair value measurement of assets [line items]
Cash at bank and in hand	$ 550,608	$ 3,573,407